Note 12 - Exploration Costs	3 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Oil and Gas Exploration and Production Industries Disclosures [Text Block]
12	Exploration costs

	2017	2016
United States	$194	$271
Mongolia	41	189
Other	24	38
	$259	$498